Acquisition (purchase price table) (detail) - USD ($) $ in Millions	Feb. 17, 2016	Oct. 30, 2015
Diana Fruit Co., Inc [Member]
Business Acquisition [Line Items]
Purchase Price	$ 15.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Current assets	16.8
Property, plant and equipment	0.9
Other long-term assets	0.5
Deferred tax asset	0.4
Current liabilities	(3.6)
Total	$ 15.0
Gray & Company[Member]
Business Acquisition [Line Items]
Purchase Price		$ 23.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Current assets		36.6
Property, plant and equipment		13.7
Other long-term assets		1.4
Deferred taxes liabilitie		(7.7)
Current liabilities		(16.0)
Other long-term liabilites		(4.2)
Total		$ 23.8